Annual Fund Operating Expenses - Class I2 - Transamerica High Yield Muni - I2	Mar. 01, 2021
Operating Expenses:
Management fees	0.54%
Distribution and service (12b-1) fees	none
Other expenses	0.21%
Total annual fund operating expenses	0.75%